Property, Plant and Equipment - Summary of Changes in Preperty, Plant and Equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property plant and equipment	₩ 17,031	₩ 37,311	₩ 4,056
Property plant and equipment	179,875,535	177,865,308	173,134,638
Revenue	87,476,410	70,546,024	60,012,375
Cost of sales	89,699,527	100,903,594	₩ 63,644,290
Property, Plant and Equipment-Proceeds before Intended Use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	38,149	94,264
Property Plant and Equipment Costs Before Intended Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	45,578	63,405
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	31,835,028	27,905,545
Korea Western Power Co., Ltd. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	6,915,233	8,112,727
Korea Western Power Co., Ltd. [member] | Taean IGCC Gas Refinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property plant and equipment	6,331
Guam Ukudu Power LLC [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	0	₩ 0
Guam Ukudu Power LLC [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	₩ 10,700